12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Details
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (5,754,290)	$ (5,654,165)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	2,194,586	2,190,561
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	(1,152,280)	1,008,621
Deferred Tax Liabilities, Other	$ (122,100)	$ (176,989)